Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Expenses Explanatory

in CHF thousands	2022	2021
Accrued project costs and royalties	2,167	3,410
Accrued payroll and bonuses	4,763	6,002
Other	571	563
Balance at December 31	7,501	9,975